S-K 1602, SPAC Registered Offerings	May 29, 2026
SPAC Offering Prospectus Summary [Line Items]
SPAC Offering Forepart, Sponsor Compensation Material Dilution [Flag]	true
De-SPAC Consummation Timeframe Extension, Security Holders Voting or Redemption Rights [Flag]	true
SPAC Offering Forepart, Security Holders Have the Opportunity to Redeem Securities [Flag]	true
SPAC Offering Forepart, Adjusted Net Tangible Book Value Per Share [Table Text Block]

The following table illustrates the difference between the public offering price per unit and our net tangible book value per share (“NTBV”), as adjusted to give effect to this offering and assuming the redemption of our public shares at varying levels and the exercise in full and no exercise of the over-allotment option. See the section titled “Dilution” for more information.

As of December 31, 2025
Offering Price of $10.00	25% of Maximum Redemption		50% of Maximum Redemption		75% of Maximum Redemption		Maximum Redemption
NTBV	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price
Assuming Full Exercise of Over-Allotment Option
$7.74	$7.20	$2.80	$6.32	$3.68	$4.63	$5.37	$1.29	$8.71
Assuming No Exercise of Over-Allotment Option
$7.71	$7.17	$2.83	$6.28	$3.72	$4.58	$5.42	$1.44	$8.56

SPAC, Trust or Escrow Account, Material Terms [Text Block]

Nasdaq rules provide that our initial business combination must be with one or more target businesses that together have a fair market value equal to at least 80% of the balance in the trust account (less any deferred underwriting discounts and taxes payable on interest earned) at the time of our signing a definitive agreement in connection with our initial business combination. If our board is not able to independently determine the fair market value of the target business or businesses, we will obtain an opinion from an independent investment banking firm or another independent firm that commonly renders valuation opinions with respect to the satisfaction of such criteria. If less than 100% of the equity interests or assets of a target business or businesses are owned or acquired by the post-transaction company, the portion of such business or businesses that is owned or acquired is what will be valued for purposes of the 80% fair market value test. If the business combination involves more than one target business, the 80% fair market value test will be based on the aggregate value of all of the target businesses.

We anticipate structuring our initial business combination so that the post-transaction company in which our public shareholders own shares will own or acquire 100% of the equity interests or assets of the target business or businesses. We may, however, structure our initial business combination such that the post-transaction company owns or acquires less than 100% of such interests or assets of the target business in order to meet certain objectives of the target management team or shareholders or for other reasons, but we will only complete such business combination if the post-transaction company owns or acquires 50% or more of the outstanding voting securities of the target or otherwise acquires a controlling interest in the target sufficient for it not to be required to register as an investment company under the Investment Company Act of 1940, as amended, or the “Investment Company Act”. Even if the post-transaction company owns or acquires 50% or more of the voting securities of the target, our shareholders prior to the business combination may collectively own a minority interest in the post-transaction company, depending on valuations ascribed to the target and us in the business combination transaction. For example, we could pursue a transaction in which we issue a substantial number of new shares in exchange for all of the outstanding capital stock, shares or other equity securities of a target. In this case, we would acquire a 100% controlling interest in the target. However, as a result of the issuance of a substantial number of new shares, our shareholders immediately prior to our initial business combination could own less than a majority of our issued and outstanding shares subsequent to our initial business combination. If less than 100% of the equity interests or assets of a target business or businesses are owned or acquired by the post-transaction company, the portion of such business or businesses that is owned or acquired is what will be valued for purposes of the 80% of net assets test. If our initial business combination involves more than one target business, the 80% of net assets test will be based on the aggregate value of all of the target businesses. Notwithstanding the foregoing, if we are not then listed on Nasdaq for whatever reason, we would no longer be required to meet the foregoing 80% of net assets test.

SPAC Additional Financing Plans, Impact on Security Holders [Text Block]

Potential Additional Financing

We may need to obtain additional financing to complete our initial business combination, either because the transaction requires more cash than is available from the proceeds held in our trust account or because we become obligated to redeem a significant number of our public shares upon completion of the business combination, in which case we may issue additional securities or incur debt in connection with such business combination. If we raise additional funds through equity or convertible debt issuances, our public shareholders may suffer significant dilution and these securities could have rights that rank senior to our public shares. If we raise additional funds through the incurrence of indebtedness, such indebtedness would have rights that are senior to our equity securities and could contain covenants that restrict our operations. Further, as described above, due to the anti-dilution rights of our founder shares, our public shareholders may incur material dilution. In addition, we intend to target businesses with enterprise values that are greater than we could acquire with the net proceeds of this offering and the sale of the private placement units, and, as a result, if the cash portion of the purchase price exceeds the amount available from the trust account, net of amounts needed to satisfy any redemptions by public shareholders, we may be required to seek additional financing to complete such proposed initial business combination. We may also obtain financing prior to the closing of our initial business combination to fund our working capital needs and transaction costs in connection with our search for and completion of our initial business combination. These financing transactions are typically designed to ensure a return on investment to the investor in exchange for assisting the company in completing the business combination or providing sufficient liquidity to the post-combination company. The price of the shares we issue may therefore be lesser, and potentially significantly lesser, than the market price for our shares at such time. These financing transactions may be significantly dilutive to the post-combination company, and represent the type of financing risk that is not associated with traditional initial public offerings. Any such additional financing, including issuance of equity or convertible securities, may significantly dilute the interests of our public shareholders. There is no limitation on our ability to raise funds through the issuance of equity or equity-linked securities or through loans, advances or other indebtedness in connection with our initial business combination, including pursuant to forward purchase agreements or backstop agreements we may enter into following consummation of this offering. Subject to compliance with applicable securities laws, we would only complete such financing simultaneously with the completion of our initial business combination. If we are unable to complete our initial business combination because we do not have sufficient funds available to us, we will be forced to liquidate the trust account. In addition, following our initial business combination, if cash on hand is insufficient, we may need to obtain additional financing in order to meet our obligations.

De-SPAC Consummation Timeframe, Plans if it Fails [Text Block]	If we are unable to complete our initial business combination within 15 months from the closing of this offering (or up to 21 months from the closing of this offering if we extend the period of time to consummate a business combination by the full amount of time, as described in more detail in this prospectus), we will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem 100% of the outstanding public shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest (which interest shall be net of taxes payable and up to $50,000 of interest to pay dissolution expenses), divided by the number of then public shares in issue, which redemption will completely extinguish public shareholders’ rights as shareholders (including the right to receive further liquidation distributions, if any), and (iii) as promptly as reasonably possible following such redemption, subject to the approval of our remaining holders of ordinary shares and our board of directors, proceed to commence a voluntary liquidation and thereby a formal dissolution of the company, subject in each case to our obligations to provide for claims of creditors and the requirements of applicable law.
SPAC, Actual or Potential Material Conflict of Interest, Prospectus Summary [Text Block]

Conflicts of Interest

Potential investors should be aware of the following potential conflicts of interest:

●	Our sponsor and members of our management team will directly or indirectly own our securities following this offering, and accordingly, they may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination.
●	The sponsor purchased an aggregate of 2,875,000 founder shares for an aggregate purchase price of $25,000, or approximately $0.009 per share. The low price that our sponsor, officers and directors (directly or indirectly) paid for the founder shares creates an incentive whereby our officers and directors could potentially make a substantial profit even if we select an acquisition target that subsequently declines in value and is unprofitable for public shareholders. If we are unable to complete our initial business combination within 15 months from the closing of this offering (or 21 months from the closing of this offering if we extend the period of time to consummate a business combination by the full amount of time, as described in more detail in this prospectus), or by such earlier liquidation date as our board of directors may approve, the founder shares, private shares and private rights will be worthless, except to the extent they receive liquidating distributions from assets outside the trust account, which could create an incentive for our sponsor, officers and directors to complete a transaction even if we select an acquisition target that subsequently declines in value and is unprofitable for public shareholders.
●	Our initial shareholders purchased founder shares prior to the date of this prospectus and the sponsor will purchase the private units in transactions that will close simultaneously with the closing of this offering. Our initial shareholders have agreed to waive their right to liquidating distributions from the trust account with respect to its founder shares if we fail to consummate our initial business combination within the required time period. However, if our initial shareholders acquire public shares in or after this offering, they will be entitled to receive liquidating distributions with respect to such public shares if we fail to consummate our initial business combination within the required time period. If we do not complete our initial business combination within such applicable time period, the proceeds of the sale of the private units will be used to fund the redemption of our public shares, and the private units will expire worthless, which could create an incentive our officers and directors to complete any transaction, regardless of its ultimate value.
●	None of our officers or directors is required to commit his or her full time to our affairs and, accordingly, may have conflicts of interest in allocating his or her time among various business activities. See “Risk Factors — Our executive officers and directors will allocate their time to other businesses thereby causing conflicts of interest in their determination as to how much time to devote to our affairs. This conflict of interest could have a negative impact on our ability to complete our initial business combination.”
●	In the course of their other business activities, our officers and directors may become aware of investment and business opportunities which may be appropriate for presentation to us as well as the other entities with which they are affiliated. Our management may have conflicts of interest in determining to which entity a particular business opportunity should be presented.
●	Our officers and directors may have a conflict of interest with respect to evaluating a particular business combination if the retention or resignation of any such officers and directors was included by a target business as a condition to any agreement with respect to our initial business combination.
●	each of our officers and directors presently has, and any of them in the future may have additional, fiduciary or contractual obligations to another entity and other blank check companies similar to our company, pursuant to which such officer or director may be required to present a business combination opportunity to such entity. For a summary of the entities to which our officers and directors currently have fiduciary duties or contractual obligations, see “Management — Conflicts of Interest.” Accordingly, if any of our officers or directors becomes aware of a business combination opportunity which is suitable for an entity to which he or she has then current fiduciary or contractual obligations, he or she will honor his or her fiduciary or contractual obligations to present such business combination opportunity to such other entity, and only present it to us if such entity rejects the opportunity, subject to their fiduciary duties under British Virgin Islands law.
●	Our sponsor and our officers and directors may sponsor or form other special purpose acquisition companies similar to ours or may pursue other business or investment ventures during the period in which we are seeking an initial business combination. As a result, our sponsor, officers, and directors could have conflicts of interest in determining whether to present business combination opportunities to us or to any other blank check company with which they may become involved. Members of our management team have complete discretion, subject to applicable fiduciary duties, as to which blank check company they choose to pursue a business combination and the order in which they pursue business combinations for any of their existing or future blank check companies. Any such companies, businesses or investments may present additional conflicts of interest in pursuing an initial business combination.
●	Our officers, directors, shareholders or affiliates may be paid fees upon the successful completion of our initial business combination as described under “Summary — the Offering — Limited payments to insiders”.
●	In the event our sponsor, officers, directors or their affiliates provide working capital loans to us to finance transaction costs and/or incur expenses on our behalf in connection with an initial business combination, such persons may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination as such loans may not be repaid and/or such expenses may not be reimbursed unless we consummate such business combination.

Under British Virgin Islands law, directors and officers owe the following fiduciary duties:

(i)	duty to act in good faith in what the director or officer believes to be in the best interests of the company as a whole;
(ii)	duty to exercise powers for the purposes for which those powers were conferred and not for a collateral purpose;
(iii)	directors should not improperly fetter the exercise of future discretion;
(iv)	duty not to put themselves in a position in which there is a conflict between their duty to the company and their personal interests; and
(v)	duty to exercise independent judgment.

In addition to the above, directors also owe a duty of care which is not fiduciary in nature. This duty has been defined as a requirement to act as a reasonably diligent person having both the general knowledge, skill and experience that may reasonably be expected of a person carrying out the same functions as are carried out by that director in relation to the company and the general knowledge skill and experience which that director has.

As set out above, directors have a duty not to put themselves in a position of conflict and this includes a duty not to engage in self-dealing, or to otherwise benefit as a result of their position. However, in some instances what would otherwise be a breach of this duty can be forgiven and/or authorized in advance by the shareholders provided that there is full disclosure by the directors. This can be done by way of permission granted in the amended and restated memorandum and articles of association or alternatively by shareholder approval at general meetings.

Accordingly, as a result of multiple business affiliations, our officers and directors may have similar legal obligations relating to presenting business opportunities meeting the above-listed criteria to multiple entities. In addition, conflicts of interest may arise when our board evaluates a particular business opportunity with respect to the above-listed criteria. We cannot assure you that any of the above mentioned conflicts will be resolved in our favor. Furthermore, each of our officers and directors currently has and may in the future have fiduciary obligations to other businesses, including other blank check companies similar to our company, of which they are now or may in the future be officers or directors. To the extent they identify business opportunities which may be suitable for the entities to which they owe fiduciary obligations, our officers and directors will honor those fiduciary obligations. Accordingly, it is possible they may not present opportunities to us that otherwise may be attractive to us unless the entities to which they owe fiduciary obligations and any successors to such entities have declined to accept such opportunities.

In order to minimize potential conflicts of interest which may arise from multiple corporate affiliations, each of our officers and directors has contractually agreed, pursuant to a written agreement with us, until the earliest of a business combination, our liquidation or such time as he ceases to be an officer or director, to present to our company for our consideration, prior to presentation to any other entity, any suitable business opportunity which may reasonably be required to be presented to us, subject to any fiduciary or contractual obligations he might have.

Below is a table summarizing the entities to which our officers, directors and director nominees currently have fiduciary duties or contractual obligations which will take priority over us.

Individual	Entity/company name		Entity’s Business/industry		Affiliation/Position (e.g. CEO/CFO/Director/ Managing Director/ Chairman/Chairperson)
Yongsheng Liu	●	Scienjoy Holding Corporation	●	provider of mobile live streaming platforms in China	●	Director
	●	SunCar Technology Group Inc.	●	cloud-based provider of digitalized enterprise auto services and auto insurance service in China	●	Independent Director
Individual	Entity/company name		Entity’s Business/industry		Affiliation/Position (e.g. CEO/CFO/Director/ Managing Director/ Chairman/Chairperson)
	●	Newbridge Acquisition Limited	●	Special purpose acquisition company	●	CEO/Director/Chairman
	●	Oriental Holdings Limited	●	● Investment	●	Director

Zhen Li	●	Newbridge Acquisition Limited	●	Special purpose acquisition company	●	CFO
	●	Marvel Nice Limited	●	Investment	●	Director
	●	Golden Bridge Growth Limited	●	Investment	●	Director
	●	Shanghai Yingsui Network Technology Co., Ltd.	●	Technology	●	Director
	●	Guangzhou Xingyue Energy Technology Co., Ltd	●	Energy technology	●	Director

Jining Li	●	Wealth Path Holdings Limited	●	Investment	●	Director
	●	Keen Nice Communications Limited	●	Investment	●	Director
	●	Newbridge Acquisition Limited	●	Special purpose acquisition company	●	Director
	●	HK Karsing Investment Limited	●	Investment	●	Director
	●	Star Jet (Hong Kong) Limited	●	Investment	●	Director
	●	Oriental Holdings Limited	●	Investment	●	Director

Russelle Kinpui Choi	●	Success Universal Group Limited	●	Property, entertainment, travel and hotel business	●	Non-Executive Director
	●	Newbridge Acquisition Limited	●	Special purpose acquisition company	●	Independent Director

Angela Lee	●	Newbridge Acquisition Limited	●	Special purpose acquisition company	●	Independent Director

Laurent Patrick André Michelon	●	Golden Bridge Growth Limited	●	fund management, SPAC investments and mergers & acquisitions	●	Director of Marketing & Business Development (Europe)
	●	Kalliste Consulting	●	consulting	●	Marketing Strategy Consultant
	●	Newbridge Acquisition Limited	●	Special purpose acquisition company	●	Independent Director

To further minimize conflicts of interest, we have agreed not to consummate an initial business combination with an entity that is affiliated with any of our initial shareholders, officers or directors unless we have obtained an opinion from an independent investment banking firm, or another independent entity that commonly renders valuation opinions, and the approval of a majority of our disinterested independent directors that the business combination is fair to our company (or shareholders) from a financial point of view. Notwithstanding the foregoing, our amended and restated memorandum and articles of association provides that, subject to fiduciary duties under British Virgin Islands law, we renounce our interest in any corporate opportunity offered to any director or officer unless such opportunity is expressly offered to such person solely in his or her capacity as a director or officer of our company and such opportunity is one we are legally and contractually permitted to undertake and would otherwise be reasonable for us to pursue.

Our officers and directors, as well as our initial shareholders, have agreed (i) to vote any shares owned by them in favor of any proposed business combination and (ii) not to redeem any shares in connection with a shareholder vote to approve a proposed initial business combination or any amendment to our charter documents prior to the consummation of our initial business combination or sell any shares to us in a tender offer in connection with a proposed initial business combination.

SPAC Prospectus Summary, Sponsor Compensation [Table Text Block]

The amount of compensation that may be received by, or securities issued or to be issued to, our sponsor and its affiliates is summarized as follows:

Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
Oriental Holdings Limited, officers and directors	2,500,000 ordinary shares (1)	$25,000
Oriental Holdings Limited	175,000 private units (1)	$1,750,000 (1)
Oriental Holdings Limited	Up to $500,000	Repayment of loans made to us by our sponsor to cover offering-related and organizational expenses.
Oriental Holdings Limited, officers, directors, or their respective affiliates	Up to $1,500,000 in working capital loans may be convertible into private units at a price of $10.00 per unit	Working capital loans to finance transaction costs in connection with an intended initial business combination.
Oriental Holdings Limited, officers, directors, or their respective affiliates	Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination	Services in connection with identifying, investigating and completing an initial business combination.
(1)	Assumes no exercise of the over-allotment option and the full forfeiture of 375,000 ordinary shares that are subject to forfeiture by our initial shareholders depending on the extent to which the underwriters’ over-allotment option is exercised.

SPAC, Compensation and Securities Issuance, Material Dilution, Likelihood [Text Block]

The difference between the public offering price per unit and the net tangible book value (NTBV) per ordinary share after this offering constitutes the dilution to investors in this offering. NTBV per share is determined by dividing our NTBV, which is our total tangible assets less total liabilities (including the value of ordinary shares that may be redeemed for cash), by the number of outstanding ordinary shares.

De-SPAC, Material Potential Source of Future Dilution, Description [Text Block]

The below calculations assume that (i) no ordinary shares are issued to shareholders of a potential business combination target as consideration or issuable by a post-business combination company, for instance under an equity or employee share purchase plan, (ii) no ordinary shares and convertible equity or debt securities are issued in connection with additional financing that we may seek in connection with an initial business combination, and (iii) no working capital loans are converted into private placement units, as further described in this prospectus. The issuance of additional ordinary or preference shares to shareholders of a potential business combination target as consideration could significantly dilute the equity interest of investors in this offering. For example, if we consummate a business combination with a potential business combination target with an agreed upon consideration of $500 million assuming an all-share transaction, the shareholders of the potential business combination target would be issued 50 million shares, which would dilute the interest of our shareholders.

SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Table Text Block]

For each of the redemption scenarios above, the NTBV was calculated as follows:

	As of December 31, 2025
	No Redemption		25% of Maximum Redemption		50% of Maximum Redemption		75% of Maximum Redemption		Maximum Redemption
	No Over- Allotment	Full Over- Allotment	No Over- Allotment	Full Over- Allotment	No Over- Allotment	Full Over- Allotment	No Over- Allotment	Full Over- Allotment	No Over- Allotment	Full Over- Allotment
Public offering price	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
Net tangible book value deficit before this offering	$(0.06)	$(0.06)	$(0.06)	$(0.06)	$(0.06)	$(0.06)	$(0.06)	$(0.06)	$(0.06)	$(0.06)
Increase attributable to public shareholders	$7.77	$7.80	$7.23	$7.26	$6.34	$6.38	$4.64	$4.69	$1.50	$1.35
Pro forma net tangible book value after this offering	$7.71	$7.74	$7.17	$7.20	$6.28	$6.32	$4.58	$4.63	$1.44	$1.29
Dilution to public shareholders	$2.29	$2.26	$2.83	$2.80	$3.72	$3.68	$5.42	$5.37	$8.56	$8.71
% Dilution to public shareholders	22.90%	22.60%	28.30%	28.00%	37.20%	36.80%	54.20%	53.70%	85.60%	87.10%

Numerator:
Net tangible book value deficit before this offering	$(172,599)	$(172,599)	$(172,599)	$(172,599)	$(172,599)	$(172,599)	$(172,599)	$(172,599)	$(172,599)	$(172,599)
Net proceeds from this offering(1)	$98,750,000	$113,637,500	$98,750,000	$113,637,500	$98,750,000	$113,637,500	$98,750,000	$113,637,500	$98,750,000	$113,637,500
Net proceeds from the sale of private placement units	$1,750,000	$1,862,500	$1,750,000	$1,862,500	$1,750,000	$1,862,500	$1,750,000	$1,862,500	$1,750,000	$1,862,500
Plus: Offering costs accrued for and paid in advance, excluded from tangible book value	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Less: Over-allotment liabilities	$(247,167)	$-	$(247,167)	$-	$(247,167)	$-	$(247,167)	$-	$(247,167)	$-
Less: Deferred underwriting commission(2)	$-	$-	$-	$-	$-	$-	$-	$-	$-	$-
Less: Proceeds held in trust subject to redemption(3)	$-	$-	$(25,000,000)	$(28,750,000)	$(50,000,000)	$(57,500,000)	$(75,000,000)	$(86,250,000)	$(95,080,233)	$(110,327,400)
Total	$100,080,234	$115,327,401	$75,080,234	$86,577,401	$50,080,234	$57,827,401	$25,080,234	$29,077,401	$5,000,001	$5,000,001

Denominator:
Ordinary shares outstanding prior to this offering	2,875,000	2,875,000	2,875,000	2,875,000	2,875,000	2,875,000	2,875,000	2,875,000	2,875,000	2,875,000
Ordinary shares forfeited if over-allotment is not exercised	(375,000)	-	(375,000)	-	(375,000)	-	(375,000)	-	(375,000)	-
Ordinary shares included in the public units offered	10,000,000	11,500,000	10,000,000	11,500,000	10,000,000	11,500,000	10,000,000	11,500,000	10,000,000	11,500,000
Ordinary shares included in the private units	175,000	186,250	175,000	186,250	175,000	186,250	175,000	186,250	175,000	186,250
Representative shares	300,000	345,000	300,000	345,000	300,000	345,000	300,000	345,000	300,000	345,000
Less: Ordinary shares subject to redemption	-	-	(2,500,000)	(2,875,000)	(5,000,000)	(5,750,000)	(7,500,000)	(8,625,000)	(9,508,023)	(11,032,740)
Total	12,975,000	14,906,250	10,475,000	12,031,250	7,975,000	9,156,250	5,475,000	6,281,250	3,466,977	3,873,510
(1)	Expenses applied against gross proceeds include offering expenses of approximately $500,000 and underwriting commissions of $0.075 per unit (including any units sold pursuant to the underwriters’ option to purchase additional units), or $750,000 in the aggregate (or up to $862,500 if the underwriters’ over-allotment option is exercised in full), payable to the underwriters. See “Use of Proceeds.”
(2)	Upon the consummation of our initial business combination, no deferred underwriting commissions would be paid. See also “Underwriting” for a description of compensation and other items of value payable to the underwriters.
(3)	If we seek shareholder approval of our initial business combination and we do not conduct redemptions in connection with our initial business combination pursuant to the tender offer rules, our sponsor, initial shareholders, directors, executive officers or their respective affiliates may purchase shares in privately negotiated transactions or in the open market either prior to or following the completion of our initial business combination. In the event of any such purchases of our shares prior to the completion of our initial business combination, the number of ordinary shares subject to redemption will be reduced by the amount of any such purchases, increasing the pro forma net tangible book value per share. See “Proposed Business — Effecting Our Initial Business Combination — Permitted Purchases of Our Securities.”
(4)	The numbers set forth in this column assume the maximum number of redemption of public shares that would permit us to maintain net tangible assets of $5,000,001, are redeemed.